GUARANTEE LIABILITIES - Contingent (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
GUARANTEE LIABILITIES
Beginning balance	¥ 3,418,391
Ending balance	3,207,264	$ 451,734	¥ 3,418,391
Contingent guarantee
GUARANTEE LIABILITIES
Beginning balance	3,418,391		3,285,081
Provision for contingent liabilities	3,053,810		4,367,776
Net payout	(3,264,937)		(4,234,466)
Ending balance	¥ 3,207,264		¥ 3,418,391